John Hancock
Fundamental Equity Income Fund
Quarterly portfolio holdings 12/31/2024

Fund’s investments
As of 12-31-24 (unaudited)
	Shares	Value
Common stocks 92.6%		$9,635,675
(Cost $8,368,819)
Communication services 4.9%		507,606
Interactive media and services 2.1%
Alphabet, Inc., Class A	833	157,687
Meta Platforms, Inc., Class A	96	56,209
Media 2.8%
Comcast Corp., Class A	7,826	293,710
Consumer discretionary 12.8%		1,335,542
Automobile components 1.1%
Mobileye Global, Inc., Class A (A)	5,709	113,723
Broadline retail 1.4%
Amazon.com, Inc. (A)	254	55,725
eBay, Inc.	1,572	97,385
Hotels, restaurants and leisure 5.4%
Las Vegas Sands Corp.	3,195	164,095
Starbucks Corp.	1,599	145,909
Vail Resorts, Inc.	1,355	253,995
Household durables 1.4%
Lennar Corp., Class A	1,048	142,916
Leisure products 0.5%
Polaris, Inc.	896	51,628
Specialty retail 0.8%
Lowe’s Companies, Inc.	329	81,197
Textiles, apparel and luxury goods 2.2%
LVMH Moet Hennessy Louis Vuitton, ADR	1,752	228,969
Consumer staples 10.5%		1,091,998
Beverages 2.3%
Anheuser-Busch InBev SA/NV, ADR	1,327	66,443
Diageo PLC, ADR	1,379	175,312
Consumer staples distribution and retail 1.7%
Walmart, Inc.	1,908	172,388
Food products 2.1%
Danone SA, ADR	16,166	216,461
Household products 1.9%
Reckitt Benckiser Group PLC, ADR	11,035	132,641
Reynolds Consumer Products, Inc.	2,528	68,231
Personal care products 2.5%
Haleon PLC, ADR	17,307	165,109
Kenvue, Inc.	4,469	95,413
Energy 7.2%		753,914
Oil, gas and consumable fuels 7.2%
Cheniere Energy, Inc.	1,529	328,536
Kinder Morgan, Inc.	5,072	138,973
Suncor Energy, Inc.	6,986	249,260
Valero Energy Corp.	303	37,145
Financials 16.9%		1,759,030
Banks 4.1%
Bank of America Corp.	1,830	80,429
2	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Citigroup, Inc.	2,353	$165,628
First Hawaiian, Inc.	2,958	76,760
Wells Fargo & Company	1,411	99,109
Capital markets 11.4%
KKR & Company, Inc.	1,249	184,740
Morgan Stanley	1,623	204,044
Nasdaq, Inc.	4,129	319,213
S&P Global, Inc.	211	105,084
State Street Corp.	2,482	243,608
The Goldman Sachs Group, Inc.	229	131,130
Consumer finance 1.4%
American Express Company	503	149,285
Health care 18.2%		1,890,393
Biotechnology 2.7%
Gilead Sciences, Inc.	2,333	215,499
Moderna, Inc. (A)	1,692	70,353
Health care equipment and supplies 3.2%
Becton, Dickinson and Company	1,461	331,457
Health care providers and services 4.0%
Elevance Health, Inc.	1,121	413,534
Life sciences tools and services 1.1%
Thermo Fisher Scientific, Inc.	213	110,809
Pharmaceuticals 7.2%
Bristol-Myers Squibb Company	4,591	259,667
GSK PLC, ADR	10,446	353,284
Merck & Company, Inc.	1,365	135,790
Industrials 6.1%		633,303
Aerospace and defense 1.0%
RTX Corp.	862	99,751
Air freight and logistics 2.4%
United Parcel Service, Inc., Class B	2,027	255,605
Electrical equipment 0.9%
Regal Rexnord Corp.	589	91,372
Ground transportation 0.7%
Union Pacific Corp.	327	74,569
Trading companies and distributors 1.1%
United Rentals, Inc.	159	112,006
Information technology 7.6%		787,169
Semiconductors and semiconductor equipment 2.5%
Analog Devices, Inc.	615	130,663
Texas Instruments, Inc.	700	131,257
Software 5.1%
Microsoft Corp.	510	214,965
Oracle Corp.	1,862	310,284
Materials 2.5%		265,738
Chemicals 2.5%
LyondellBasell Industries NV, Class A	3,578	265,738
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND	3

	Shares	Value
Real estate 5.9%		$610,982
Specialized REITs 5.9%
American Tower Corp.	1,049	192,397
Crown Castle, Inc.	4,612	418,585

	Yield (%)	Shares	Value
Short-term investments 7.7%			$799,834
(Cost $799,324)
Short-term funds 7.7%			799,834
John Hancock Collateral Trust (B)	4.2987(C)	79,953	799,834

Total investments (Cost $9,168,143) 100.3%	$10,435,509
Other assets and liabilities, net (0.3%)	(29,091)
Total net assets 100.0%	$10,406,418

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 12-31-24.
The fund had the following country composition as a percentage of net assets on 12-31-24:
United States	83.7%
United Kingdom	7.9%
France	4.3%
Canada	2.4%
Israel	1.1%
Other countries	0.6%
TOTAL	100.0%
4	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of December 31, 2024, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates.  Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	79,953	$609,614	$534,636	$(344,888)	$(12)	$484	$26,440	—	$799,834
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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